Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Share-based Compensation
SHARE-BASED COMPENSATION
Restricted Share Bonus Plan
The Company has a Restricted Share Bonus Plan pursuant to which the Company may grant restricted shares to directors, officers, employees and consultants. The restricted shares vest on terms up to three years from the grant date as determined by the Board of Directors. Restricted shares are settled upon vesting, at the Company's discretion, in common shares or cash. The expense is recognized over the service period and is included in shareholder's equity.
Performance Share Unit Plan
The Company has a Performance Share Unit ("PSU") Plan for designated employees. The PSUs vest on terms up to three years from the grant date as determined by the Board of Directors. PSUs are settled in cash upon vesting based on the prevailing Crescent Point share price, accrued dividends and performance multipliers. The expense is recognized over the service period and is included in long-term compensation liability.
Deferred Share Unit Plan
The Company has a Deferred Share Unit ("DSU") Plan for directors. Each DSU vests on the date of the grant, however, the settlement of the DSU occurs following a change of control or when the individual ceases to be a director of the Company. DSUs are settled in cash based on the prevailing Crescent Point share price. The expense is recognized at fair value at each period end and is included in long-term compensation liability.
The following table reconciles the number of restricted shares, PSUs and DSUs for the year ended December 31, 2018:

	Restricted Shares	Performance Share Units (1)	Deferred Share Units
Balance, beginning of year	3,589,024	4,460,046	229,470
Granted	5,219,156	1,238,518	118,999
Redeemed	(4,557,768)	(2,839,865)	(46,855)
Forfeited	(1,008,728)	(612,385)	—
Balance, end of year	3,241,684	2,246,314	301,614

(1)	Based on underlying units before any effect of performance multipliers.
The following table reconciles the number of restricted shares, PSUs and DSUs for the year ended December 31, 2017:

	Restricted Shares	Performance Share Units (1)	Deferred Share Units
Balance, beginning of year	5,188,358	—	204,653
Granted	3,424,610	4,460,046	70,609
Redeemed	(4,195,754)	—	(45,792)
Forfeited	(235,162)	—	—
Modified to PSUs	(593,028)	—	—
Balance, end of year	3,589,024	4,460,046	229,470

(1)	Based on underlying units before any effect of performance multipliers.
Stock Option Plan
In May 2018, the Company approved a Stock Option Plan for designated employees. The Options have a maximum term of seven years and vest on terms as determined by the Board of Directors. Share-based compensation expense is determined based on the estimated fair value of the stock options on the date of the grant. Upon vest, the stock option holder may either exercise their stock options to purchase one common share per option at the exercise price or, at the Company's discretion, surrender their stock options for a cash payment in an amount equal to the aggregate positive difference, if any, between the market price and the exercise price of the number of common shares associated with the stock options surrendered. Alternatively, the stock option holder may also, at the Company's discretion, surrender their stock options for common shares having a value equivalent to the cash payment.
The following table reconciles the number of stock options and the related weighted average exercise prices for the year ended December 31, 2018:

	Stock Options (number of units)	Weighted average exercise price ($)
Balance, beginning of year	—	—
Granted	3,158,490	10.04
Exercised	—	—
Forfeited	(1,110,375)	10.06
Balance, end of year	2,048,115	10.03

The following table summarizes information regarding stock options outstanding as at December 31, 2018:

Number of stock options outstanding	Weighted average exercise price per share for options outstanding ($)	Vest year	Weighted average remaining term (years)	Number of stock options exercisable	Weighted average exercise price per share for options exercisable ($)
621,323	10.04	2019	6.03	—	—
356,698	10.02	2020	6.05	—	—
356,698	10.02	2021	6.05	—	—
713,396	10.02	2022	6.05	—	—

The Company estimates the fair value of stock options on the date of the grant using a Black-Scholes option pricing model. The following weighted average assumptions were used to estimate the fair value of the stock options at their grant date:

	2018	2017
Grant date share price ($)	10.04	—
Exercise price ($)	10.04	—
Expected annual dividends ($)	0.36	—
Expected volatility (%)	35.9%	—
Risk-free interest rate (%)	2.00%	—
Expected life of stock option	4.9 years	—
Fair value per stock option ($)	2.34	—

For the year ended December 31, 2018, the Company calculated total share-based compensation of $53.7 million (year ended December 31, 2017 - $74.0 million), net of estimated forfeitures, of which $7.7 million was capitalized (year ended December 31, 2017 - $12.0 million).
At December 31, 2018, the current portion of long-term compensation liability of $6.5 million was included in other current liabilities (December 31, 2017 - $17.7 million) and $3.5 million was included in other long-term liabilities (December 31, 2017 - $5.2 million).